Quarterly Report
May 31, 2022
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace & Defense – 0.3%
Bharat Electronics Ltd.	36,859	$111,451
Airlines – 0.2%
Grupo Aeroportuario del Sureste, “B”	4,825	$105,409
Alcoholic Beverages – 1.9%
Ambev S.A.	54,800	$163,620
China Resources Beer Holdings Co. Ltd.	20,000	123,971
Jiangsu Yanghe Brewery JSC Ltd., “A”	9,100	225,561
Kweichow Moutai Co. Ltd., “A”	1,100	296,415
		$809,567
Apparel Manufacturers – 0.6%
Bosideng International Holdings Ltd.	134,000	$71,208
Li Ning Co. Ltd.	12,500	96,372
LPP S.A.	34	81,710
		$249,290
Automotive – 4.9%
BAIC Motor Corp. Ltd., “H”	428,500	$136,505
BYD Co. Ltd.	9,500	334,779
Hero MotoCorp Ltd.	11,315	404,278
Kia Corp.	4,550	314,502
Mahindra & Mahindra Ltd.	34,375	453,787
Maruti Suzuki India Ltd.	4,216	428,504
		$2,072,355
Biotechnology – 0.4%
Hugel, Inc. (a)	1,115	$111,694
WuXi Biologics (Cayman), Inc. (a)	6,000	43,711
		$155,405
Brokerage & Asset Managers – 0.0%
Moscow Exchange MICEX-RTS PJSC (a)(u)	57,902	$4,060
Business Services – 2.3%
Mindtree Ltd.	3,872	$151,997
Tata Consultancy Services Ltd.	18,900	819,028
		$971,025
Chemicals – 0.5%
SABIC Agri-Nutrients Co.	5,371	$210,515
Computer Software – 2.2%
Kingsoft Corp.	81,000	$269,888
NetEase.com, Inc., ADR	6,635	688,249
		$958,137
Computer Software - Systems – 7.0%
Hon Hai Precision Industry Co. Ltd.	172,000	$667,750
Lenovo Group Ltd.	266,000	260,754
Samsung Electronics Co. Ltd.	37,460	2,040,740
		$2,969,244
Conglomerates – 0.7%
CITIC Pacific Ltd.	256,000	$287,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.7%
Ambuja Cements Ltd.	14,800	$70,420
Anhui Conch Cement Co. Ltd.	47,000	237,130
CEMEX S.A.B. de C.V. (a)	201,351	94,739
Techtronic Industries Co. Ltd.	5,000	64,854
Zhejiang Supor Co. Ltd., “A”	32,300	273,374
		$740,517
Consumer Products – 0.8%
AmorePacific Corp.	2,700	$355,791
Consumer Services – 0.6%
HeadHunter Group PLC, ADR (u)	3,158	$0
Indian Railway Catering and Tourism Corp.	22,893	204,245
Localiza Rent a Car S.A.	4,200	50,833
		$255,078
Electrical Equipment – 1.5%
Advantech Co. Ltd.	25,000	$309,751
Contemporary Amperex Technology Co. Ltd., “A”	1,000	61,291
Voltronic Power Technology Corp.	5,000	253,782
		$624,824
Electronics – 11.3%
eMemory Technology, Inc.	2,000	$104,838
LG Innotek Co., Ltd.	261	80,906
MediaTek, Inc.	10,000	309,809
Nan Ya Printed Circuit Board Corp.	6,000	80,813
Novatek Microelectronics Corp.	19,000	264,464
Realtek Semiconductor Corp.	11,000	167,973
SD BioSensor, Inc.	2,134	85,994
Silicon Motion Technology Corp., ADR	1,091	98,528
Taiwan Semiconductor Manufacturing Co. Ltd.	171,000	3,278,951
Unimicron Technology Corp.	25,000	184,191
United Microelectronics Corp.	99,000	175,318
		$4,831,785
Energy - Independent – 1.4%
China Shenhua Energy Co. Ltd.	85,500	$284,170
Hindustan Petroleum Corp. Ltd.	39,847	116,919
Reliance Industries Ltd.	5,489	186,132
		$587,221
Energy - Integrated – 3.5%
China Petroleum & Chemical Corp.	1,130,000	$543,712
LUKOIL PJSC, ADR (u)	9,157	0
Oil & Natural Gas Corp. Ltd.	100,180	195,169
Petrobras	50,400	352,717
PetroChina Co. Ltd.	718,000	378,642
		$1,470,240
Engineering - Construction – 0.6%
Doosan Bobcat, Inc.	5,116	$156,643
Fibra Uno Administracion S.A. de C.V., REIT	73,890	78,018
		$234,661
Food & Beverages – 1.4%
Gruma S.A.B. de C.V.	14,193	$168,653
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	72,064	411,377
		$580,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.5%
Genting Berhad	76,200	$82,591
OPAP S.A.	9,026	134,592
		$217,183
General Merchandise – 2.1%
Bim Birlesik Magazalar A.S.	59,850	$300,406
Walmart de Mexico S.A.B. de C.V.	159,435	589,522
		$889,928
Insurance – 3.5%
China Pacific Insurance Co. Ltd.	146,800	$341,177
PICC Property & Casualty Co. Ltd.	138,000	134,005
Ping An Insurance Co. of China Ltd., “H”	99,500	631,198
Samsung Fire & Marine Insurance Co. Ltd.	2,426	390,215
		$1,496,595
Internet – 4.3%
Allegro.eu S.A. (a)	16,022	$94,235
Tencent Holdings Ltd.	37,600	1,736,446
		$1,830,681
Leisure & Toys – 0.3%
Naspers Ltd.	1,279	$140,168
Machinery & Tools – 0.3%
AirTAC International Group	3,325	$108,300
Major Banks – 5.2%
ABSA Group Ltd.	36,590	$429,619
Bank of China Ltd.	1,223,000	489,775
Bank of Communications Co. Ltd.	347,000	236,575
China Construction Bank Corp.	891,000	663,095
Industrial & Commercial Bank of China, “H”	308,000	184,866
Nedbank Group Ltd.	6,310	95,757
Woori Financial Group, Inc.	9,100	109,817
		$2,209,504
Medical & Health Technology & Services – 0.4%
Dr. Sulaiman Al Habib Medical Services Group	2,767	$157,735
Metals & Mining – 4.0%
Alrosa PJSC (u)	143,843	$8,459
Aluminum Corp. of China Ltd. (a)	164,000	73,161
China Hongqiao Group Ltd.	190,500	234,224
Hindalco Industries Ltd.	17,665	96,145
Jiangxi Copper Co. Ltd., “H”	35,700	57,617
Kumba Iron Ore Ltd.	6,128	230,983
POSCO Holdings, Inc.	641	149,324
Saudi Arabian Mining Co. (a)	7,420	128,794
Tata Steel Ltd.	12,899	175,392
Vale S.A.	30,300	549,634
		$1,703,733
Natural Gas - Distribution – 0.2%
China Resources Gas Group Ltd.	22,000	$91,560

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 12.2%
Al Rajhi Bank	15,436	$407,044
Banco de Oro Unibank, Inc.	66,690	169,820
BNK Financial Group, Inc.	31,366	200,327
Chailease Holding Co.	80,650	623,011
China Merchants Bank Co. Ltd.	48,000	302,919
Credicorp Ltd.	2,185	306,730
Emirates NBD PJSC	85,979	307,816
Hana Financial Group, Inc.	9,616	383,937
HDFC Bank Ltd., ADR	6,508	374,666
Housing Development Finance Corp. Ltd.	10,785	320,447
KB Financial Group, Inc.	8,850	432,750
Komercni Banka A.S.	12,985	403,838
Kotak Mahindra Bank Ltd.	6,114	144,184
Muthoot Finance Ltd.	15,689	231,572
PT Bank Central Asia Tbk	494,500	262,833
Sberbank of Russia PJSC, ADR (a)(u)	44,388	0
TCS Group Holding PLC, GDR (a)(u)	3,991	0
Tisco Financial Group PCL	126,500	339,169
		$5,211,063
Pharmaceuticals – 2.2%
China Medical System Holdings Ltd.	68,000	$100,520
Divi's Laboratories Ltd.	2,439	112,823
Gedeon Richter PLC	7,380	144,468
Genomma Lab Internacional S.A., “B”	163,481	164,889
Kalbe Farma Tbk PT	1,116,800	128,293
Sun Pharmaceutical Industries Ltd.	24,434	270,852
		$921,845
Precious Metals & Minerals – 0.3%
Sibanye-Stillwater Ltd.	39,312	$128,387
Railroad & Shipping – 1.0%
China Cosco Holdings	113,250	$200,604
Evergreen Marine Corp. (Taiwan) Ltd.	49,000	235,835
		$436,439
Real Estate – 1.0%
Aldar Properties PJSC	108,495	$156,257
Emaar Properties PJSC	114,883	178,593
Greentown China Holdings Ltd.	64,500	111,785
		$446,635
Restaurants – 0.8%
Yum China Holdings, Inc.	7,497	$340,814
Specialty Chemicals – 2.6%
Asian Paints Ltd.	4,359	$158,955
Industries Qatar Q.P.S.C.	33,451	168,001
LG Chem Ltd.	140	65,822
Lotte Chemical Corp.	1,358	223,941
PTT Global Chemical PLC	121,400	171,173
Sahara International Petrochemical Co.	23,044	329,332
		$1,117,224
Specialty Stores – 5.9%
Alibaba Group Holding Ltd. (a)	22,200	$267,599
Alibaba Group Holding Ltd., ADR (a)	8,147	782,519
Cencosud S.A.	77,652	124,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
JD.com, Inc., “A”	2,778	$78,524
JD.com, Inc., ADR	8,766	491,948
Jumbo S.A.	8,099	134,333
Meituan, “B” (a)	18,100	426,547
Momo.com, Inc.	2,000	57,349
Multiplan Empreendimentos Imobiliarios S.A.	12,950	65,642
Titan Co. Ltd.	2,382	67,990
		$2,496,923
Telecommunications - Wireless – 1.4%
Advanced Info Service Public Co. Ltd.	49,000	$310,725
MTN Group Ltd.	24,644	265,915
		$576,640
Telephone Services – 3.1%
Hellenic Telecommunications Organization S.A.	32,207	$611,646
KT Corp., ADR	9,121	136,724
PT Telekom Indonesia	2,001,300	591,565
		$1,339,935
Utilities - Electric Power – 3.1%
CEZ A.S. (Czech Republic)	4,470	$217,653
Energisa S.A., IEU	47,500	443,962
ENGIE Energía Brasil S.A.	18,265	168,716
Transmissora Alianca de Energia Eletrica S.A., IEU	59,552	505,983
		$1,336,314
Total Common Stocks		$41,781,620
Preferred Stocks – 0.6%
Computer Software - Systems – 0.5%
Samsung Electronics Co. Ltd.	3,909	$191,419
Specialty Chemicals – 0.1%
Braskem S.A., “A”	6,800	$63,671
Total Preferred Stocks		$255,090
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.64% (v)	478,487	$478,487

Other Assets, Less Liabilities – 0.1%		59,888
Net Assets – 100.0%		$42,575,085
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $478,487 and $42,036,710, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$7,001,646	$6,000,350	$—	$13,001,996
Taiwan	273,846	6,646,817	—	6,920,663
South Korea	2,567,679	2,862,867	—	5,430,546
India	3,677,954	1,417,002	—	5,094,956
Brazil	2,364,778	—	—	2,364,778
South Africa	1,290,829	—	—	1,290,829
Saudi Arabia	1,233,420	—	—	1,233,420
Mexico	1,201,230	—	—	1,201,230
Indonesia	982,691	—	—	982,691
Other Countries	3,544,889	958,193	12,519	4,515,601
Mutual Funds	478,487	—	—	478,487
Total	$24,617,449	$17,885,229	$12,519	$42,515,197
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/21	$—
Transfers into level 3	12,519
Balance as of 5/31/22	$12,519
At May 31, 2022, the fund held six level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,073,195	$11,510,793	$12,105,501	$—	$—	$478,487
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$507	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2022, are as follows:
China	30.5%
Taiwan	16.3%
South Korea	12.8%
India	12.0%
Brazil	5.6%
South Africa	3.0%
Saudi Arabia	2.9%
Mexico	2.8%
Indonesia	2.3%
Other Countries	11.8%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.